Note 20 - Comprehensive Income (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other Comprehensive Income (Loss), Net of Tax	$ 3,640	$ (9,972)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification, after Tax	4,694	(6,837)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	(3,131)	(5,093)
Other Comprehensive Income (Loss), Derivative, Effective Portion of Changes in Fair Value, Net	2,012	2,029
Amounts Reclassified From Net Settlements on Interest Rate Swaps Qualifying for Hedge Accounting to Depreciation	(31)	(31)
Amounts Reclassified from Net Settlements on interest Rate Swaps, Qualifying for Hedge Accounting to Depreciation, Attributable to Noncontrolling Interest	$ 34	$ (102)